FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 6,867	$ 5,400
Financial assets, fair value	6,867	5,400
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	35,954	35,905
Financial liabilities, fair value	35,085	36,226
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,666	2,719
Financial liabilities, fair value	3,406	2,805
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	26,567	26,534
Financial liabilities, fair value	25,958	26,769
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,634	3,392
Financial liabilities, fair value	3,634	3,392
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	20	20
Financial liabilities, fair value	20	20
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	2,067	3,240
Financial liabilities, fair value	2,067	3,240
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	1,279	1,406
Financial assets, fair value	1,279	1,406
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	3,475	2,718
Financial assets, fair value	3,475	2,718
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	2,113	1,276
Financial assets, fair value	$ 2,113	$ 1,276